RELATED PARTY TRANSACTIONS (Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable) (Details) - Related Party [Member] - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Related Party Transaction [Line Items]
Other Liabilities	$ 4,918,252	$ 4,962,288
Lease liabilities due to a company controlled by the CEO [Member]
Related Party Transaction [Line Items]
Other Liabilities	4,917,482	4,961,727
Due to the CFO [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 770	$ 561